Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Provision (Benefit) for Income Taxes from Continuing Operations

Income tax (benefit) expense	2017
(estimated in millions)
Remeasurement of net deferred tax liabilities	$(1,472)
Repatriation tax	723
Other items	39
Net income tax (benefit)	$(710)
The components of the income tax provision are as follows:

Provision for income taxes	Year ended Dec. 31,
(in millions)	2017	2016	2015
Current taxes (benefits):
Federal	$(99)	$823	$551
Foreign	388	327	306
State and local	74	153	109
Total current tax expense	363	1,303	966
Deferred tax expense (benefit):
Federal	36	(75)	114
Foreign	14	(14)	(1)
State and local	83	(37)	(66)
Total deferred tax expense (benefit)	133	(126)	47
Provision for income taxes	$496	$1,177	$1,013

Components of Income (Loss) before Taxes
The components of income before taxes are as follows:

Income before taxes	Year ended Dec. 31,
(in millions)	2017	2016	2015
Domestic	$2,699	$3,147	$2,698
Foreign	1,911	1,578	1,537
Income before taxes	$4,610	$4,725	$4,235

Components of Net Deferred Tax Liability
The components of our net deferred tax liability are as follows:

Net deferred tax liability	Dec. 31,
(in millions)	2017	2016
Depreciation and amortization	$1,960	$2,694
Repatriation	617	—
Lease financings	151	391
Pension obligation	283	184
Renewable energy investment	278	179
Equity investments	65	104
Employee benefits	(287)	(471)
Reserves not deducted for tax	(103)	(136)
Credit losses on loans	(55)	(100)
Securities valuation	11	(55)
Other assets	(85)	(101)
Other liabilities	186	162
Net deferred tax liability	$3,021	$2,851

Tax Rate Reconciliations
The statutory federal income tax rate is reconciled to our effective income tax rate below:

Effective tax rate	Year ended Dec. 31,
	2017	2016	2015
Federal rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal income tax benefit	1.8	1.6	0.6
Foreign operations	(4.2)	(5.6)	(6.6)
Tax credits	(3.7)	(2.2)	(1.4)
Tax-exempt income	(1.9)	(1.8)	(2.5)
Leverage lease adjustment	(1.4)	(0.9)	(1.3)
Stock compensation	(1.1)	—	—
U.S. tax legislation	(13.3)	—	—
Other – net	(0.4)	(1.2)	0.1
Effective tax rate	10.8%	24.9%	23.9%

Unrecognized Tax Benefits

Unrecognized tax positions
(in millions)	2017	2016	2015
Beginning balance at Jan. 1, – gross	$146	$649	$669
Prior period tax positions:
Increases	20	8	13
Decreases	(4)	(40)	(21)
Current period tax positions	10	16	14
Settlements	(44)	(477)	(26)
Statute expiration	—	(10)	—
Ending balance at Dec. 31, – gross	$128	$146	$649